                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02978

Morgan Stanley Focus Growth Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                      (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2006

Date of reporting period: June 30, 2006

Item 1 - Report to Shareholders

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Focus Growth Fund (formerly Morgan Stanley American Opportunities Fund)* performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
*The Fund's name changed effective July 3, 2006.

Fund Report
For the six months ended June 30, 2006

Total Return for the 6 Months Ended June 30, 2006

Class A	Class B	Class C	Class D	Russell 1000® Growth Index[1]	Lipper Large-Cap Growth Funds Index[2]
–4.59%	–4.93%	–4.94%	–4.45%	–0.93%	–2.93%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.
Effective July 3, 2006, the Fund changed its name from ‘‘Morgan Stanley American Opportunities Fund’’ to ‘‘Morgan Stanley Focus Growth Fund.’’ In connection with the name change, the Fund also changed its investment strategy. As of July 3, 2006, the Fund invests at least 65 percent of its assets in a diversified portfolio of common stocks (including depositary receipts). Prior to July 3, 2006, which includes the period covered by this report, the Fund invested at least 65 percent of its assets in a diversified portfolio of common stocks (including depositary receipts) and invested at least 80 percent of its assets in companies traded on a U.S. securities exchange or issued by the U.S. Government, its agencies or instrumentalities.

Market Conditions

The stock market encountered turbulence during the six-month period ended June 30, 2006, as investor sentiment took a turn for the worse. Although investors kept a cautious eye on inflationary pressures and economic activity, the stock markets performed well over the first four months of the period. However, in May, a climate of increasing uncertainty roiled the markets. Robust economic growth in the first quarter of 2006 and high commodity prices posed inflation risks, while a cooling housing market and weaker consumer spending appeared to signal a slowing economy. In this environment, investors worried that the Federal Open Market Committee (the ‘‘Fed’’)—in its attempt to stave off inflation—would dampen the economy too much. Market volatility increased significantly in the final months of the period. Against this backdrop, large-cap stocks, in which the portfolio primarily invests, lagged small- and mid-caps for most of the period; however, this trend began to reverse its course in the final months of the period. Growth stocks trailed value stocks for the six months overall, and were particularly challenged in May and June as investors decided against paying a premium for their higher growth potential amid an increasingly volatile market environment.

Performance Analysis

Morgan Stanley Focus Growth Fund underperformed the Russell 1000® Growth Index (the ‘‘Index’’) and the Lipper Large-Cap Growth Funds Index for the six months ended June 30, 2006, assuming no deduction of applicable sales charges.

Overall, stock selection was the primary reason for the Fund’s underperformance against the Index, although positive sector allocation decisions helped to slightly offset the negative returns.

The sectors that detracted most from the Fund relative to the Index during this period were the consumer discretionary, health care and producer durables sectors. Within the consumer discretionary sector, stock selection in the commercial services, leisure time and consumer electronics industries hindered performance. Stock selection in medical and dental instruments and supplies firms produced weak returns within the health care sector; however, the Fund did benefit slightly from an underweight allocation relative to the Index. Lastly, a combination of unfavorable stock selection in homebuilding firms, a lack of exposure to aerospace companies and an underweight allocation in the producer durables sector added downward pressure on the Fund’s relative results.

Despite these negative elements, there were still several sources of positive returns for the Fund. Among them was the financial services sector, which enhanced gains relative to the Index due to strong stock selection in the diversified financial services, information services and securities brokerage and services industries. Another positive contributor was the autos and transportation sector, where an overweight allocation and stock selection, particularly in the transportation logistics area, had a very favorable impact on relative returns. Also, an overweight in the energy sector yielded strong results, even though stock selection did mildly impair the Fund’s performance.

At the close of this period, consumer discretionary was the largest weighted sector within the Fund, and also represented the greatest overweight relative to the Index.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

Investment Strategy

The Fund normally invests at least 65 percent of its assets in a diversified portfolio of common stocks (including depositary receipts). (Prior to July 3, 2006, the Fund also invested at least 80 percent of its assets in companies traded on a U.S. securities exchange or issued by the U.S. Government, its agencies or instrumentalities.) The Fund’s ‘‘Investment Adviser,’’ Morgan Stanley Investment Advisors Inc., follows a flexible investment program in seeking to achieve the Fund’s investment objective. The Investment Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Investment Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward profile. The Investment Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

For More Information About
Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and

TOP 10 HOLDINGS
Ultra Petroleum Corp. (Canada)	6.5%
Google, Inc. (Class A)	5.6
Brookfield Asset Management Inc. (Class A) (Canada)	5.5
Sears Holdings Corp.	5.2
Yahoo!, Inc.	5.0
eBay, Inc.	4.8
Monsanto Co.	4.8
America Movil S.A. de C.V. (Series L) (ADR) (Mexico)	3.8
First Data Corp.	3.8
American Express Co.	3.7

TOP FIVE INDUSTRIES
Internet Software/Services	10.7%
Financial Conglomerates	9.2
Discount Stores	8.8
Other Consumer Services	7.0
Oil & Gas Production	6.5

Data as of June 30, 2006. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and
Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended June 30, 2006

	Class A Shares* (since 07/28/97)		Class B Shares** (since 03/27/80)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	AMOAX		AMOBX		AMOCX		AMODX
1 Year	10.60%	[3]	9.76%	[3]	9.77%	[3]	10.87%	[3]
	4.79	[4]	4.76	[4]	8.77	[4]	—
5 Years	0.20	[3]	(0.57)	[3]	(0.54)	[3]	0.43	[3]
	(0.87)	[4]	(0.97)	[4]	(0.54)	[4]	—
10 Years	—		6.06	[3]	—		—
	—		6.06	[4]	—		—
Since Inception	4.73	[3]	11.26	[3]	3.94	[3]	4.97	[3]
	4.10	[4]	11.26	[4]	3.94	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Russell 1000® Growth Index measures the performance of those companies in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Large-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/06 – 06/30/06.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	01/01/06	06/30/06	01/01/06 – 06/30/06
Class A
Actual (–4.59% return)	$1,000.00	$954.10	$4.94
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.74	$5.11
Class B
Actual (–4.93% return)	$1,000.00	$950.70	$8.61
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.97	$8.90
Class C
Actual (–4.94% return)	$1,000.00	$950.60	$8.61
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.97	$8.90
Class D
Actual (–4.45% return)	$1,000.00	$955.50	$3.78
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.93	$3.91

*	Expenses are equal to the Fund's annualized expense ratios of 1.02%, 1.78%, 1.78% and 0.78% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the ‘‘Adviser’’ and the Advisory and Administration Agreements together are referred to as the ‘‘Management Agreement.’’) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (‘‘Lipper’’).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the ‘‘Lipper Report’’), compared to the performance of comparable funds selected by Lipper (the ‘‘performance peer group’’). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable
Investment Strategies

The Board reviewed the advisory and administrative fee (together, the ‘‘management fee’’) rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the ‘‘expense peer group’’), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called ‘‘fall-out benefits’’ derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and ‘‘float’’ benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and ‘‘soft dollar’’ benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser sold a joint venture that owned an electronic trading system network (‘‘ECN’’), which may be used by the Adviser for trading on behalf of the Fund. As part of the sale of the joint venture, the affiliate receives a 10-year payout based on the revenue stream from trading on the ECN. Although the affiliate disgorges the portion of the payout that is comprised of commissions received from trades executed by the Adviser on the ECN to a charitable organization, the Board considered the fact that trades by the Adviser would increase order flow, and, thus, result in a potential fall-out benefit to the affiliate. The Board concluded that the float benefits were relatively small, the sales charges and 12b-1 fees were competitive with those of other broker-dealers, the affiliate disgorged revenues in connection with the ECN-related revenue and the potential fall-out benefit from increased order flow was relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through ‘‘soft dollar’’ arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Fund's Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Focus Growth Fund

Portfolio of Investments June 30, 2006 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.4%)
	Advertising/Marketing Services (2.0%)
867,964	Getty Images, Inc.*	$55,124,394
	Air Freight/Couriers (6.3%)
1,417,067	C.H. Robinson Worldwide, Inc.	75,529,671
1,715,182	Expeditors International of Washington, Inc.	96,067,344
		171,597,015
	Biotechnology (1.9%)
650,381	Genentech, Inc.*	53,201,166
	Broadcasting (2.4%)
3,426,280	Grupo Televisa S.A. – CPO (ADR) (Mexico)	66,161,467
	Chemicals: Agricultural (4.8%)
1,555,098	Monsanto Co.	130,923,701
	Computer Processing Hardware (4.4%)
1,082,565	Apple Computer, Inc.*	61,836,113
2,447,197	Dell, Inc.*	59,736,078
		121,572,191
	Data Processing Services (3.8%)
2,295,076	First Data Corp.	103,370,223
	Discount Stores (8.8%)
1,711,098	Costco Wholesale Corp.	97,755,029
931,099	Sears Holdings Corp.*	144,171,369
		241,926,398
	Financial Conglomerates (9.2%)
1,934,725	American Express Co.	102,966,064
3,712,143	Brookfield Asset Management Inc. (Class A) (Canada)	150,787,249
		253,753,313
	Financial Publishing/Services (3.5%)
1,778,342	Moody's Corp.	96,848,505
	Home Building (2.6%)
2,507,432	Pulte Homes, Inc.	72,188,967
	Internet Retail (3.0%)
2,099,056	Amazon.com, Inc.*	81,191,486
	Internet Software/Services (10.7%)
368,315	Google, Inc. (Class A)*	$154,445,529
4,203,829	Yahoo!, Inc.*	138,726,357
		293,171,886
	Investment Banks/Brokers (2.1%)
114,509	Chicago Mercantile Exchange Holdings, Inc.	56,241,095
	Managed Health Care (1.9%)
1,180,208	UnitedHealth Group Inc.	52,849,714
	Miscellaneous Commercial Services (2.6%)
718,743	Corporate Executive Board Co. (The)	72,018,049
	Oil & Gas Production (6.5%)
3,017,500	Ultra Petroleum Corp. (Canada)*	178,847,225
	Other Consumer Services (7.0%)
1,162,036	Apollo Group, Inc. (Class A)*	60,042,400
4,484,179	eBay, Inc.*	131,341,603
		191,384,003
	Personnel Services (2.0%)
1,300,394	Monster Worldwide, Inc.*	55,474,808
	Property – Casualty Insurers (3.3%)
29,321	Berkshire Hathaway, Inc. (Class B)*	89,223,803
	Recreational Products (2.8%)
1,800,941	Electronic Arts, Inc.*	77,512,501
	Specialty Telecommunications (2.0%)
1,622,766	Crown Castle International Corp.*	56,050,338
	Wireless Telecommunications (3.8%)
3,177,170	America Movil S.A. de C.V. (Series L) (ADR) (Mexico)	105,672,674
	Total Common Stocks (Cost $2,474,845,163)	2,676,304,922

See Notes to Financial Statements

Morgan Stanley Focus Growth Fund

Portfolio of Investments June 30, 2006 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investments (3.6%)
	Repurchase Agreements
$98,802	Joint repurchase agreement account 5.215% due 07/03/06 (dated 06/30/06; proceeds $98,844,938) (a) (Cost $98,802,000)	98,802,000
365	The Bank of New York 5.188% due 07/03/06 (dated 06/30/06; proceeds $365,353) (b) (Cost $365,195)	365,195
	Total Short-Term Investments (Cost $99,167,195)	99,167,195

Total Investments (Cost $2,574,012,358) (c)	101.0%	2,775,472,117
Liabilities in Excess of Other Assets	(1.0)	(27,698,256)
Net Assets	100.0%	$2,747,773,861

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	Collateralized by Federal National Mortgage Assoc. 5.50% due 06/01/36 valued at $372,499.
(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $357,590,087 and the aggregate gross unrealized depreciation is $156,130,328, resulting in net unrealized appreciation of $201,459,759.

Summary of Investments

INDUSTRY	VALUE	PERCENT OF NET ASSETS
Internet Software/Services	$293,171,886	10.7%
Financial Conglomerates	253,753,313	9.2
Discount Stores	241,926,398	8.8
Other Consumer Services	191,384,003	7.0
Oil & Gas Production	178,847,225	6.5
Air Freight/Couriers	171,597,015	6.3
Chemicals: Agricultural	130,923,701	4.8
Computer Processing Hardware	121,572,191	4.4
Wireless Telecommunications	105,672,674	3.8
Data Processing Services	103,370,223	3.8
Repurchase Agreement	99,167,195	3.6
Financial Publishing/ Services	96,848,505	3.5
Property – Casualty Insurers	89,223,803	3.3
Internet Retail	81,191,486	3.0
Recreational Products	77,512,501	2.8
Home Building	72,188,967	2.6
Miscellaneous Commercial Services	72,018,049	2.6
Broadcasting	66,161,467	2.4
Investment Banks/Brokers	56,241,095	2.1
Specialty Telecommunications	56,050,338	2.0
Personnel Services	55,474,808	2.0
Advertising/Marketing Services	55,124,394	2.0
Biotechnology	53,201,166	1.9
Managed Health Care	52,849,714	1.9
	$2,775,472,117	101.0%

See Notes to Financial Statements

Morgan Stanley Focus Growth Fund

Financial Statements

Statement of Assets and Liabilities

June 30, 2006 (unaudited)

Assets:
Investments in securities, at value (cost $2,574,012,358)	$2,775,472,117
Receivable for:
Investments sold	20,679,432
Shares of beneficial interest sold	1,307,376
Dividends	543,607
Interest	14,365
Foreign withholding taxes reclaimed	6,373
Prepaid expenses and other assets	177,819
Total Assets	2,798,201,089
Liabilities:
Payable for:
Investments purchased	42,667,270
Shares of beneficial interest redeemed	4,688,646
Distribution fee	1,132,069
Investment advisory fee	956,889
Transfer agent fee	448,511
Administration fee	178,194
Accrued expenses and other payables	355,649
Total Liabilities	50,427,228
Net Assets	$2,747,773,861
Composition of Net Assets:
Paid-in-capital	$5,606,566,783
Net unrealized appreciation	201,462,162
Accumulated net investment loss	(11,309,038)
Accumulated net realized loss	(3,048,946,046)
Net Assets	$2,747,773,861
Class A Shares:
Net Assets	$1,144,106,437
Shares Outstanding (unlimited authorized, $.01 par value)	42,987,477
Net Asset Value Per Share	$26.61
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$28.08
Class B Shares:
Net Assets	$993,823,098
Shares Outstanding (unlimited authorized, $.01 par value)	39,986,758
Net Asset Value Per Share	$24.85
Class C Shares:
Net Assets	$107,552,152
Shares Outstanding (unlimited authorized, $.01 par value)	4,370,226
Net Asset Value Per Share	$24.61
Class D Shares:
Net Assets	$502,292,174
Shares Outstanding (unlimited authorized, $.01 par value)	18,438,689
Net Asset Value Per Share	$27.24

See Notes to Financial Statements

Morgan Stanley Focus Growth Fund

Financial Statements continued

Statement of Operations

For the six months ended June 30, 2006 (unaudited)

Net Investment Loss:
Income
Dividends (net of $116,079 foreign withholding tax)	$6,508,259
Interest	1,865,403
Total Income	8,373,662
Expenses
Investment advisory fee	6,439,309
Distribution fee (Class A shares)	1,450,860
Distribution fee (Class B shares)	5,782,215
Distribution fee (Class C shares)	585,490
Transfer agent fees and expenses	3,467,358
Administration fee	1,210,007
Shareholder reports and notices	413,228
Custodian fees	78,637
Professional fees	41,140
Registration fees	34,834
Trustees' fees and expenses	18,444
Other	84,772
Total Expenses	19,606,294
Less: expense offset	(14,632)
Net Expenses	19,591,662
Net Investment Loss	(11,218,000)
Net Realized and Unrealized Gain (Loss):
Net Realized Gain on:
Investments	476,318,912
Foreign exchange transactions	229,973
Net Realized Gain	476,548,885
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(607,485,497)
Translation of other assets and liabilities denominated in foreign currencies	2,183
Net Depreciation	(607,483,314)
Net Loss	(130,934,429)
Net Decrease	$(142,152,429)

See Notes to Financial Statements

Morgan Stanley Focus Growth Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JUNE 30, 2006	FOR THE YEAR ENDED DECEMBER 31, 2005
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(11,218,000)	$(23,204,744)
Net realized gain	476,548,885	177,939,764
Net change in unrealized appreciation/depreciation	(607,483,314)	245,155,348
Net Increase (Decrease)	(142,152,429)	399,890,368
Net decrease from transactions in shares of beneficial interest	(389,795,599)	(1,127,747,583)
Net Decrease	(531,948,028)	(727,857,215)
Net Assets:
Beginning of period	3,279,721,889	4,007,579,104
End of Period (Including accumulated net investment losses of $11,309,038 and $91,038, respectively)	$2,747,773,861	$3,279,721,889

See Notes to Financial Statements

Morgan Stanley Focus Growth Fund

Notes to Financial Statements June 30, 2006 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Focus Growth Fund (formerly Morgan Stanley American Opportunities Fund) (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund’s investment objective is capital growth consistent with an effort to reduce volatility. The Fund was incorporated in Maryland in 1979, commenced operations on March 27, 1980 and was reorganized as a Massachusetts business trust on April 6, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at

Morgan Stanley Focus Growth Fund

Notes to Financial Statements June 30, 2006 (unaudited) continued

which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund’s custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (‘‘forward contracts’’) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward

Morgan Stanley Focus Growth Fund

Notes to Financial Statements June 30, 2006 (unaudited) continued

contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.545% to the portion of the daily net assets not exceeding $250 million; 0.42% to the portion of the daily net assets exceeding $250 million but not exceeding $2.5 billion; 0.395% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.37% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $4.5 billion; and 0.345% to the portion of the daily net assets in excess of $4.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan’s inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan’s inception; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

Morgan Stanley Focus Growth Fund

Notes to Financial Statements June 30, 2006 (unaudited) continued

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $48,492,638 at June 30, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $2,232, $1,165,244 and $5,546, respectively and received $154,470 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2006, aggregated $2,290,537,830 and $2,709,775,900, respectively. Included in the aforementioned are purchases and sales with other Morgan Stanley funds of $65,035,377 and $23,358,766, respectively, including net realized gains of $8,461,236.

For the six months ended June 30, 2006, the Fund incurred brokerage commissions of $632,213 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees

Morgan Stanley Focus Growth Fund

Notes to Financial Statements June 30, 2006 (unaudited) continued

voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. At June 30, 2006, the Fund had an accrued pension liability of $77,925 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of December 31, 2005, the Fund had a net capital loss carryforward of $3,522,127,485 of which $30,811,713 will expire on December 31, 2008, $2,265,388,652 will expire on December 31, 2009 and $1,225,927,120 will expire on December 31, 2010 to offset future capital gains to the extent provided by regulations.

As of December 31, 2005, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

6.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Focus Growth Fund

Notes to Financial Statements June 30, 2006 (unaudited) continued

7.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED JUNE 30, 2006		FOR THE YEAR ENDED DECEMBER 31, 2005
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	580,303	$16,182,191	1,366,195	$33,994,427
Conversion from Class B	2,929,318	80,757,389	47,362,373	1,082,837,784
Redeemed	(6,852,753)	(188,110,240)	(13,035,004)	(326,922,331)
Net increase (decrease) – Class A	(3,343,132)	(91,170,660)	35,693,564	789,909,880
CLASS B SHARES
Sold	491,339	12,794,877	1,433,568	33,524,479
Conversion to Class A	(3,131,771)	(80,757,389)	(50,278,216)	(1,082,837,784)
Redeemed	(7,191,083)	(184,831,650)	(29,956,659)	(685,772,284)
Net decrease – Class B	(9,831,515)	(252,794,162)	(78,801,307)	(1,735,085,589)
CLASS C SHARES
Sold	148,592	3,816,814	251,556	5,848,990
Redeemed	(665,271)	(17,017,226)	(2,111,004)	(48,377,586)
Net decrease – Class C.	(516,679)	(13,200,412)	(1,859,448)	(42,528,596)
CLASS D SHARES
Sold.	1,540,436	43,265,630	2,151,352	53,845,183
Redeemed	(2,696,148)	(75,895,995)	(7,692,473)	(193,888,461)
Net decrease – Class D	(1,155,712)	(32,630,365)	(5,541,121)	(140,043,278)
Net decrease in Fund	(14,847,038)	$(389,795,599)	(50,508,312)	$(1,127,747,583)

8.   Expense Offset

The expense offset represents a reduction of the transfer agent fees and expenses for earnings on cash balances maintained by the Fund.

9.   Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing

Morgan Stanley Focus Growth Fund

Notes to Financial Statements June 30, 2006 (unaudited) continued

properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. On April 14, 2006, the Court granted defendants’ motion to dismiss in its entirety. Additionally, the Court denied Plaintiff’s motion to supplement their complaint. This matter is now concluded.

10.   Fund Merger

On April 25, 2006, the Board of Trustees of Morgan Stanley Growth Fund (‘‘Growth’’) and the Fund approved a plan of reorganization whereby Growth would be merged into the Fund. The plan of reorganization is subject to the consent of the Fund's shareholders at a special meeting scheduled to be held during the third quarter of 2006. If approved, the assets of Growth would be combined with the assets of the Fund and shareholders of Growth would become shareholders of the Fund, receiving shares of the corresponding class of the Fund equal to the value of their holdings in Growth.

11.   New Accounting Pronouncement

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2007 and the impact to the Fund's financial statements, if any, is currently being assessed.

Morgan Stanley Focus Growth Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED JUNE 30, 2006		FOR THE YEAR ENDED DECEMBER 31,
			2005	2004	2003	2002	2001
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$27.89		$24.42	$22.55	$18.88	$24.36	$33.77
Income (loss) from investment operations:
Net investment income (loss)‡	(0.06)		(0.08)	0.07	0.03	0.04	0.18
Net realized and unrealized gain (loss)	(1.22)		3.55	1.80	3.64	(5.52)	(9.17)
Total income (loss) from investment operations	(1.28)		3.47	1.87	3.67	(5.48)	(8.99)
Less distributions from net realized gain	—		—	—	—	—	(0.42)
Net asset value, end of period	$26.61		$27.89	$24.42	$22.55	$18.88	$24.36
Total Return†	(4.59)	% (1)	14.21%	8.29%	19.44%	(22.50)%	(26.72)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.02	%(2)	1.01%	0.97%	0.91%	0.89%	0.81%
Net investment income (loss)	(0.47)	% (2)	(0.30)%	0.29%	0.14%	0.19%	0.68%
Supplemental Data:
Net assets, end of period, in thousands	$1,144,106		$1,292,126	$259,778	$289,619	$224,296	$298,624
Portfolio turnover rate	77	%(1)	65%	131%	264%	306%	380%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Focus Growth Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2006		FOR THE YEAR ENDED DECEMBER 31,
			2005	2004	2003	2002	2001
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$26.14		$23.07	$21.47	$18.12	$23.56	$32.94
Income (loss) from investment operations:
Net investment loss‡	(0.16)		(0.24)	(0.10)	(0.13)	(0.12)	(0.03)
Net realized and unrealized gain (loss)	(1.13)		3.31	1.70	3.48	(5.32)	(8.93)
Total income (loss) from investment operations	(1.29)		3.07	1.60	3.35	(5.44)	(8.96)
Less distributions from net realized gain	—		—	—	—	—	(0.42)
Net asset value, end of period	$24.85		$26.14	$23.07	$21.47	$18.12	$23.56
Total Return†	(4.93)	% (1)	13.31%	7.45%	18.49%	(23.09)%	(27.30)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.78	%(2)	1.76%	1.73%	1.71%	1.67%	1.61%
Net investment loss	(1.23)	% (2)	(1.05)%	(0.47)%	(0.66)%	(0.59)%	(0.12)%
Supplemental Data:
Net assets, end of period, in millions	$994		$1,302	$2,968	$3,952	$3,886	$6,192
Portfolio turnover rate	77	%(1)	65%	131%	264%	306%	380%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Focus Growth Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2006		FOR THE YEAR ENDED DECEMBER 31,
			2005	2004	2003	2002	2001
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$25.89		$22.84	$21.25	$17.93	$23.31	$32.58
Income (loss) from investment operations:
Net investment loss‡	(0.15)		(0.24)	(0.10)	(0.13)	(0.11)	(0.03)
Net realized and unrealized gain (loss)	(1.13)		3.29	1.69	3.45	(5.27)	(8.82)
Total income (loss) from investment operations	(1.28)		3.05	1.59	3.32	(5.38)	(8.85)
Less distributions from net realized gain	—		—	—	—	—	(0.42)
Net asset value, end of period	$24.61		$25.89	$22.84	$21.25	$17.93	$23.31
Total Return†	(4.94)	% (1)	13.35%	7.48%	18.52%	(23.08)%	(27.29)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.78	%(2)	1.73%	1.71%	1.71%	1.59%	1.61%
Net investment loss	(1.23)	% (2)	(1.02)%	(0.45)%	(0.66)%	(0.51)%	(0.12)%
Supplemental Data:
Net assets, end of period, in thousands	$107,552		$126,506	$154,078	$197,578	$154,426	$227,574
Portfolio turnover rate	77	%(1)	65%	131%	264%	306%	380%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Focus Growth Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2006		FOR THE YEAR ENDED DECEMBER 31,
			2005	2004	2003	2002	2001
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$28.51		$24.91	$22.95	$19.18	$24.69	$34.15
Income (loss) from investment operations:
Net investment income (loss)‡	(0.03)		(0.01)	0.13	0.07	0.09	0.23
Net realized and unrealized gain (loss)	(1.24)		3.61	1.83	3.70	(5.60)	(9.27)
Total income (loss) from investment operations	(1.27)		3.60	1.96	3.77	(5.51)	(9.04)
Less distributions from net realized gain.	—		—	—	—	—	(0.42)
Net asset value, end of period	$27.24		$28.51	$24.91	$22.95	$19.18	$24.69
Total Return†	(4.45)	% (1)	14.45%	8.54%	19.66%	(22.32)%	(26.56)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.78	%(2)	0.76%	0.73%	0.71%	0.67%	0.61%
Net investment income (loss)	(0.23)	% (2)	(0.05)%	0.53%	0.34%	0.41%	0.88%
Supplemental Data:
Net assets, end of period, in thousands	$502,292		$558,680	$626,205	$720,903	$458,680	$431,754
Portfolio turnover rate	77	%(1)	65%	131%	264%	306%	380%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

(This page has been left blank intentionally.)

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2006 Morgan Stanley

AMOSAR-37920RPT-RA06-00714P-Y06/06	MORGAN STANLEY FUNDS
Morgan Stanley Focus Growth Fund Semiannual Report June 30, 2006

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Focus Growth Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 10, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 10, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 10, 2006

                                       3

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Focus Growth
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       4

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: August 10, 2006
                                                   /s/ Ronald E. Robison
                                                   Ronald E. Robison
                                                   Principal Executive Officer

                                       5

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Focus Growth
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       6

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: August 10, 2006
                                                   /s/ Francis Smith
                                                   Francis Smith
                                                   Principal Financial  Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Focus Growth Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended June 30, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: August 10, 2006                              /s/ Ronald E. Robison
                                                   ---------------------------
                                                   Ronald E. Robison
                                                   Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Focus Growth Fund and will be retained by Morgan
Stanley Focus Growth Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Focus Growth Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended June 30, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: August 10, 2006                              /s/ Francis Smith
                                                   ----------------------
                                                   Francis Smith
                                                   Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Focus Growth Fund and will be retained by Morgan
Stanley Focus Growth Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       9